                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07560

Morgan Stanley Quality Municipal Securities
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                  (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Quality Municipal Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

Fund Report
For the six-month period ended April 30, 2005

Market Conditions

Consumer spending and business investment helped the U.S. economy expand at a solid pace. This, in turn, translated into generally higher interest rates during the six-month fiscal period ended April 30, 2005. The markets also continued to focus on global commodity supply pressures, specifically the rapid climb in oil prices and the large federal budget and trade deficits. However, employment growth remained uneven and bonds often rallied on weaker than anticipated monthly reports.

The Federal Open Market Committee (the "Fed") reaffirmed its pledge to raise the federal funds target rate at a "measured" pace and did so in its meetings throughout the period. The Fed's policy shift began in June 2004 with the first of seven consecutive 25-basis point rate hikes which took the federal funds target rate to 2.75 percent by the end of April 2005. These increases represented a reversal of the Fed's rate reductions between January 2001 and June 2003. At the end of the period, the forward yield curve reflected a widespread view that the Fed would continue its current pace of rate increases.

Against this setting, long-term municipal bond yields remained in a trading range which moved rates higher at the beginning of the period, lower through the winter and higher at the end of the first quarter. By the end of April, yields declined again and ended the fiscal period at or near their lows. In contrast, yields on shorter maturity bonds which were more directly impacted by the Fed's actions rose. As a result, the municipal yield curve continued to flatten and the yield spread (or differential between one-year rates and 30-year rates) narrowed. Investor's quest for yield favored lower-quality investment grade bonds over high grade issues, keeping quality spreads tight.

In the first four months of 2005, total municipal underwriting volume increased by nine percent over the same period in 2004. Refunding issues accounted for the incremental growth. Bonds backed by insurance increased their market penetration from 50 to 60 percent over the same period. Issuers in California, Texas, New York, Florida and New Jersey accounted for 43 percent of the total municipal underwriting volume.

On the demand side, the municipal-to-Treasury yield ratio, which gauges relative performance between the two markets, remained attractive for tax-exempts. As a result, fixed income investors that normally focus on taxable sectors (such as insurance companies and hedge funds) supported municipals by "crossing over" to purchase bonds. However, retail investors continued to experience rate shock from the absolute level of rates and largely remained on the sidelines.

Performance Analysis

For the six-month period ended April 30, 2005, the net asset value (NAV) of the Morgan Stanley Quality Municipal Securities (IQM) increased from $16.03 to $16.17 per share. Based on this increase plus reinvestment of tax-free dividends totaling $0.42 per share and the long-term capital gain distributions of $0.014364 per share, the Trust's total NAV return was 4.00 percent. IQM's value on the New York Stock Exchange (NYSE) moved from $14.35 to $14.12 per share during the same period. Based on this change plus reinvestment of dividends and distributions, IQM's total market return was 1.45 percent. On April 30, 2005, IQM's NYSE market price was at a 12.68 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2005, declared in March, were unchanged at $0.07 per share. The dividend reflects the current level of the Trust's net investment income. IQM's level of undistributed net investment income was $0.129 per share on April 30, 2005, versus $0.128 per share six months earlier.(1)

During the period, IQM maintained a conservative strategy in anticipation of continued Fed tightening and higher interest rates. Adjusted for leverage, the Trust's duration* (a measure of interest rates sensitivity) was 10.0 years. This positioning helped performance early in the period when rates rose, but had the net effect of hampering total returns when rates declined later in the period. The Trust's net assets, including preferred shares, of $333.6 million were diversified across 77 credits in 15 long-term sectors.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During this six-month period, ARPS leverage contributed approximately $0.07 per share to common share earnings. The Trust has five ARPS series totaling $97 million, representing 29 percent of net assets, including preferred shares. Yields on series in two-year auction modes ranged from 1.20 to 2.25 percent. Weekly yields ranged from 1.50 to 2.53 percent.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions. During the six-month period ended April 30, 2005, the Trust purchased and retired 261,005 shares of common shares at a weighted average market discount of 11.54 percent.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.
There is no guarantee that any sectors mentioned will continue to perform well or be held by the Trust in the future.
(1) Income earned by certain securities in the portfolio may be subject to the federal alternative tax (AMT).
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline.

LARGEST SECTORS
Water & Sewer	25.0%
Transportation	24.0
Hospital	15.8
IDR/PCR**	14.9
Electric	14.5

**	Industrial Development/Pollution Control Revenue.

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	57.8%
Aa/AA	30.0
A/A	6.9
Baa/BBB	5.3

Data as of April 30, 2005. Subject to change daily. All percentages for largest sectors are as a percentage of net assets applicable to common shareholders. All percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About
Portfolio Holdings

Each Morgan Stanley trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to trust shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley trust also files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Distribution by Maturity
(% of Long-Term Portfolio) As of April 30, 2005

Weighted Average Maturity: 18 Years(a)

(a)	Where applicable maturities reflect mandatory tenders, puts and call dates. Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Total Investments

Alabama	0.7%
Alaska	1.6
Arizona	2.9
California	12.1
Colorado	1.6
Connecticut	0.7
Florida	3.3
Georgia	5.6
Hawaii	5.5%
Illinois	6.1
Kansas	0.8
Maine	0.2
Maryland	3.7
Missouri	2.6
Nebraska	1.6
Nevada	2.3
New Hampshire	0.9%
New Jersey	2.7
New York	9.0
North Carolina	0.7
Ohio	1.7
Pennsylvania	1.7
Puerto Rico	0.5
Rhode Island	0.5
South Carolina	5.2%
Tennessee	1.6
Texas	8.1
Utah	0.8
Virginia	6.3
Washington	0.6
West Virginia	1.5
Wisconsin	6.9
Total†	100.0%

† Does not include open short futures contracts with an underlying face amount of $13,630,860 with unrealized depreciation of $52,298.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of April 30, 2005

Years Bonds Callable — Weighted Average Call Protection: 7 Years

Cost (Book) Yield(b) — Weighted Average Book Yield: 5.1%

(a)	May include issues initially callable in previous years.
(b)	Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 5.6% on 15% of the long-term portfolio that is callable in 2005.
Portfolio structure is subject to change.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Trust's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Trust. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Trust. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Trust's performance for one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Trust's performance was slightly lower than its performance peer group average for the one- and three-year periods, but better for the five-year period. The Board concluded that performance was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Trust under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Trust.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Trust. The Board noted that: (i) the Trust's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers, with investment strategies comparable to those of the Trust, as shown in the Lipper Report for the Trust; and (ii) the Trust's total expense ratio was also lower than the average total expense ratio of the funds included in the expense peer group. The Board concluded that the Trust's management fee and total expenses were competitive with those of the Trust's expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Trust's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Trust is closed-end and is not a growth fund and, therefore, that the Trust's assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for this Trust were not a factor that needed to be considered.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Trust and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Trust.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Trust and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Trust shares through a broker-dealer affiliate of the Adviser. The Board considered the float benefits and concluded that they were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Trust ("soft dollars"). The Board noted that the Trust invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Trust's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Trust and the Adviser

The Board also reviewed and considered the historical relationship between the Trust and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Trust's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Trust to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Trust's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Trust's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Trust and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Quality Municipal Securities

Portfolio of Investments April 30, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (137.5%)
	General Obligation (9.5%)
$3,000	California, Various Purpose dtd 05/01/03	5.00%		02/01/32	$3,098,730
4,000	Honolulu City & County, Hawaii, ROLS RRII R 237-1 (MBIA)	7.386	‡	03/01/24	4,768,240
3,600	Chicago Park District, Illinois, Harbor Ser A (Ambac)	5.00		01/01/27	3,768,264
1,000	New York City, New York, 2005 Ser G	5.00		12/01/23	1,050,880
	Pennsylvania,
1,000	RITES PA – 1112 A (MBIA)	6.785	‡	01/01/18	1,154,570
1,000	RITES PA – 1112 B (MBIA)	6.785	‡	01/01/19	1,210,860
2,000	Charleston County School District, South Carolina, Ser 2004 A	5.00		02/01/22	2,138,000
5,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Refg Ser 1997	5.125		05/15/25	5,171,250
20,600					22,360,794
	Educational Facilities Revenue (2.7%)
4,000	Los Angeles, Community College District, California, 2003 Ser B (FSA)	5.00		08/01/27	4,208,200
2,000	New Jersey Educational Facilities Authority, Montclair State University Ser 2003 L (MBIA)	5.00		07/01/34	2,099,660
6,000					6,307,860
	Electric Revenue (14.5%)
3,890	Salt River Project Agricultural Improvement & Power District, Arizona, 2002 Ser B	5.00		01/01/22	4,173,581
5,000	California Department of Water Resources, Power Supply Ser 2002 A (XLCA)	5.375		05/01/17	5,549,750
2,000	Orlando Utilities Commission, Florida, Ser 2001 A	5.25		10/01/19	2,195,720
2,500	Wyandotte County/Kansas City, Kansas, Ser 2004 B (FSA)	5.00		09/01/28	2,642,175
5,000	Nebraska Public Power District, 2003 Ser A (Ambac)	5.00		01/01/35	5,233,450
2,000	North Carolina Municipal Power Agency #1, Catawba Ser 1993 (MBIA)	5.25		01/01/20	2,180,200
1,500	Puerto Rico Electric Power Authority, Ser NN	5.125		07/01/29	1,578,090
4,000	South Carolina Public Service Authority, Ser 2003 A (Ambac)	5.00		01/01/27	4,195,200
2,000	San Antonio, Texas, Electric & Gas Ser 2005	5.00		02/01/25	2,105,420
2,500	Intermountain Power Agency, Utah, 2003 Ser A (FSA)	5.00		07/01/21	2,690,725
1,755	Grant County Public Utility District #2, Washington, Wanapum Hydroelectric 2005 Ser A (FGIC)	5.00		01/01/34	1,832,202
32,145					34,376,513

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Hospital Revenue (15.8%)
$5,000	Colorado Health Facilities Authority, Catholic Health Initiatives Ser 2001 A	5.25%	09/01/24	$5,242,450
795	Maine Health & Higher Educational Facilities Authority, Ser 1993 D (FSA)	5.50	07/01/18	812,387
	Maryland Health & Higher Educational Facilities Authority,
2,500	Medstar Health Refg Ser 2004	5.375	08/15/24	2,585,725
2,000	University of Maryland Medical Ser 2001	5.25	07/01/34	2,063,720
4,000	Missouri Health & Educational Facilities Authority,
	Barnes-Jewish/Christian Health Ser 1993 A	5.25	05/15/14	4,405,920
5,000	Cuyahoga County, Ohio, Cleveland Clinic Ser 2003 A	6.00	01/01/32	5,531,150
5,000	South Carolina Jobs – Economic Development Authority, Palmetto Health Alliance Refg Ser 2003 C	6.875	08/01/27	5,668,500
10,000	Fairfax County Industrial Development Authority, Virginia, Inova Health Refg Ser 1993 A	5.25	08/15/19	11,136,400
34,295				37,446,252
	Industrial Development/Pollution Control Revenue (14.9%)
10,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Ser 1993 (AMT) (MBIA)	5.45	11/01/23	10,096,300
4,000	Calvert County, Maryland, Baltimore Gas & Electric Co Refg Ser 1993	5.55	07/15/14	4,115,160
2,000	Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)	7.70	03/01/32	2,385,540
3,000	Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B (AMT) (Mandatory Tender 11/01/11)	5.75	05/01/30	3,253,590
5,000	Marshall County, West Virginia, Ohio Power Co Ser B (MBIA)	5.45	07/01/14	5,060,800
10,000	Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A	6.90	02/01/13	10,230,500
34,000				35,141,890
	Mortgage Revenue – Multi-Family (5.2%)
12,340	Wisconsin Housing & Economic Development Authority, 1993 Ser	5.55	11/01/15	12,407,870
	Mortgage Revenue – Single Family (2.2%)
5,000	Alaska Housing Finance Corporation, 1997 Ser A (MBIA)	6.00	06/01/27	5,209,250
	Public Facilities Revenue (9.5%)
2,000	Jefferson County, Alabama, School Ser 2004 A	5.50	01/01/22	2,187,220
1,500	Arizona School Facilities Board, School Impr Ser 2002	5.25	07/01/20	1,638,300
5,000	California Public Works Board, Mental Health 2004 Ser A	5.00	06/01/24	5,232,100
3,000	Miami-Dade County School Board, Florida, 2003 Ser D (FGIC)	5.00	08/01/29	3,134,910

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$3,300	Newark Housing Authority, New Jersey, Port Authority-Port Newark Marine Terminal Ser 2004 (MBIA)	5.00%		01/01/34	$3,437,643
3,000	New York State Dormitory Authority, New York City Court Facilities Ser 2003 A	5.50		05/15/20	3,282,060
3,000	Pennsylvania Public School Building Authority, Philadelphia School District Ser 2003 (FSA)	5.00		06/01/33	3,121,080
500	Laredo ISD Public Facilities Corporation, Texas, 2004 Ser A (Ambac)	5.00		08/01/29	514,345
21,300					22,547,658
	Recreational Facilities Revenue (2.1%)
8,480	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Ser 2002 A (MBIA)	0.00	††	06/15/26	5,069,429
	Resource Recovery Revenue (1.4%)
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (Ambac)	5.50		04/01/16	3,274,140
	Tax Allocation Revenue (1.4%)
3,040	Milpitas Redevelopment Agency, California, Area # 1 Ser 2003 (MBIA)	5.00		09/01/22	3,230,334
	Transportation Facilities Revenue (24.0%)
	Arizona Transportation Board,
1,500	Ser 2002 B	5.25		07/01/21	1,628,475
1,000	Ser 2003	5.00		07/01/21	1,076,290
1,000	Ser 2003	5.00		07/01/22	1,074,410
3,150	Orange County Transportation Authority, California, Toll Road Refg Ser 2003 A (Ambac)	5.00		08/15/18	3,415,892
5,000	Miami-Dade County, Florida, Miami Int'l Airport Ser 2000 A (AMT) (FGIC)	6.00		10/01/24	5,571,150
5,000	Atlanta, Georgia, Airport Ser 2004 C (FSA)	5.00		01/01/33	5,206,850
	Georgia State Road & Tollway Authority,
2,000	Ser 2001	5.375		03/01/17	2,210,220
2,000	Ser 2004	5.00		10/01/22	2,163,140
3,000	Ser 2004	5.00		10/01/23	3,233,970
3,000	Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC)	6.625		07/01/18	3,416,790
3,000	Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001 A (AMT) (Ambac)	5.375		01/01/32	3,141,570
3,000	Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)	5.50		01/01/15	3,421,140
4,000	Missouri Highways & Transportation Commission, Ser A 2001	5.125		02/01/18	4,319,120
3,000	Clark County, Nevada, Airport SubLien Ser 2004 A (AMT) (FGIC)	5.50		07/01/20	3,292,950

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$5,000	Metropolitan Transportation Authority, New York, Transportation Ser 2003 B (MBIA)	5.25%	11/15/22	$5,520,800
	Triborough Bridge & Tunnel Authority, New York,
3,000	Refg Ser 2002 B	5.25	11/15/19	3,308,820
3,000	Ser 2001 A	5.00	01/01/32	3,098,550
1,500	Rhode Island Economic Development Corporation, Airport Refg Ser 2004 A (AMT) (FSA)	5.00	07/01/21	1,562,055
52,150				56,662,192
	Water & Sewer Revenue (25.0%)
5,000	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA)	5.00	07/01/23	5,331,000
4,240	San Diego County Water Authority, California, Ser 2004 A COPs (FSA)	5.00	05/01/29	4,477,525
	De Kalb County, Georgia,
1,000	Water & Sewer Ser A	5.00	10/01/21	1,078,370
1,200	Water & Sewer Ser A	5.00	10/01/23	1,287,264
3,000	Fulton County, Georgia, Water & Sewerage Ser 2004 (FGIC)	5.25	01/01/35	3,230,190
4,000	Truckee Meadows Water Authority, Nevada, Ser 2001 A (FSA)	5.50	07/01/19	4,429,880
3,000	Manchester, New Hampshire, Manchester Water Works Ser 2003 (FGIC)	5.00	12/01/34	3,143,880
3,000	New York City Municipal Water Finance Authority, New York, 2005 Ser B (Ambac)	5.00	06/15/28	3,170,040
4,565	Grand Strand Water & Sewer Authority, South Carolina, Refg Ser 2002 (FSA)	5.375	06/01/19	5,030,310
	Houston, Texas,
5,000	Combined Utility First Lien Refg 2004 Ser A (MBIA)	5.25	05/15/25	5,373,250
5,000	Water & Sewer Jr Lien Refg Ser 2001 A (FSA)	5.50	12/01/16	5,567,550
4,000	Tarrant County Regional Water District, Texas, Refg & Impr Ser 2002 (FSA)	5.25	03/01/17	4,375,600
3,000	West Harris County Regional Water Authority, Texas, Water Ser 2005 (FSA)	5.00	12/15/24	3,176,850
4,000	Norfolk, Virginia, Water Ser 1993 (Ambac)	5.375	11/01/23	4,045,880
	Prince William County Service Authority, Virginia,
3,000	Water & Sewer Refg Ser 2003	5.00	07/01/19	3,271,530
2,000	Water & Sewer Refg Ser 2003	5.00	07/01/21	2,166,560
55,005				59,155,679

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Other Revenue (6.4%)
$5,000	California, Economic Recovery Ser 2004 A	5.00%		07/01/16	$5,379,800
3,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004 #	5.75		06/15/29	3,218,760
6,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 C-1	5.50		06/01/21	6,592,620
14,000					15,191,180
	Refunded (2.9%)
2,000	Connecticut, 2002 Ser B	5.50		06/15/12†	2,269,200
4,020	Chicago, Illinois, Ser 2000 A (FGIC)	6.125		07/01/10†	4,625,894
6,020					6,895,094
307,375	Total Tax-Exempt Municipal Bonds (Cost $307,600,699 )				325,276,135
	Short-Term Tax-Exempt Municipal Obligation (1.6%)
3,700	New York City Transitional Finance Authority, New York, Future Tax Fiscal 2003 Ser C Subser C4 (Demand 05/02/05) (Cost $3,700,000)	2.96	*	08/01/31	3,700,000
$311,075	Total Investments (Cost $311,300,699) (a) (b)			139.1%	328,976,135
	Other Assets in Excess of Liabilities			2.0	4,698,568
	Preferred Shares of Beneficial Interest			(41.1)	(97,111,453)
	Net Assets Applicable to Common Shareholders			100.0%	$236,563,250

Note:	The categories of investments are shown as a percentage of net assets applicable to shareholders.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
RITES	Residual Interest Tax-Exempt Securities (Illiquid securities).
ROLS	Reset Option Longs (Illiquid securities).
#	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $73,750.
‡	Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of $7,133,670 which represents 3.0% of net assets applicable to common shareholders.
†	Prerefunded to call date shown.
††	Currently a zero coupon security; will convert to 5.75% on June 15, 2017.
*	Current coupon of variable rate demand obligation.
(a)	Securities have been designated as collateral in an amount equal to $13,505,156 in connection with open futures contracts.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,678,316 and the aggregate gross unrealized depreciation is $2,880, resulting in net unrealized appreciation of $17,675,436.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments April 30, 2005 (unaudited) continued

Futures Contracts Open at April 30, 2005:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
100	Short	U.S. Treasury Notes 5 Yr June/2005	$(10,845,313)	$(26,057)
25	Short	U.S. Treasury Notes 10 Yr June/2005	(2,785,547)	(26,241)
	Total unrealized depreciation			$(52,298)

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $311,300,699)	$328,976,135
Cash	24,781
Receivable for:
Interest	5,347,535
Variation margin	31,250
Prepaid expenses and other assets	298,824
Total Assets	334,678,525
Liabilities:
Payable for:
Investments purchased	713,504
Investment advisory fee	90,680
Common shares of beneficial interest repurchased	73,713
Administration fee	26,868
Accrued expenses and other payables	99,057
Total Liabilities	1,003,822
Preferred shares of beneficial interest (at liquidation value) (1,000,000 shares authorized of non-participating $.01 par value, 1,940 shares outstanding)	97,111,453
Net Assets Applicable to Common Shareholders	$236,563,250
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 14,629,253 shares outstanding)	215,640,600
Net unrealized appreciation	17,623,138
Accumulated undistributed net investment income	1,883,254
Accumulated undistributed net realized gain	1,416,258
Net Assets Applicable to Common Shareholders	$236,563,250
Net Asset Value Per Common Share, ($236,563,250 divided by 14,629,253 common shares outstanding)	$16.17

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2005 (unaudited)

Net Investment Income:
Interest Income	$7,958,219
Expenses
Investment advisory fee	447,662
Auction commission fees	226,681
Administration fee	132,641
Professional fees	36,146
Transfer agent fees and expenses	28,463
Shareholder reports and notices	18,228
Auction agent fees	16,613
Custodian fees	8,869
Registration fees	7,807
Trustees' fees and expenses	5,030
Other	28,921
Total Expenses	957,061
Less: expense offset	(8,762)
Net Expenses	948,299
Net Investment Income	7,009,920
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	1,145,668
Futures contracts	(117,534)
Net Realized Gain	1,028,134
Net Change in Unrealized Appreciation/Depreciation on:
Investments	442,562
Futures contracts	335,835
Net Appreciation	778,397
Net Gain	1,806,531
Dividends to preferred shareholders from net investment income	(825,896)
Net Increase	$7,990,555

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2005	FOR THE YEAR ENDED OCTOBER 31, 2004
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$7,009,920	$14,355,054
Net realized gain	1,028,134	594,053
Net change in unrealized appreciation/depreciation	778,397	5,790,460
Dividends to preferred shareholders from net investment income	(825,896)	(1,621,643)
Net Increase	7,990,555	19,117,924
Dividends and Distributions to Common Shareholders from:
Net investment income	(6,212,171)	(13,183,126)
Net realized gain	(213,483)	(13,413)
Total Dividends and Distributions	(6,425,654)	(13,196,539)
Decrease from transactions in common shares of beneficial interest	(3,704,214)	(7,783,852)
Net Decrease	(2,139,313)	(1,862,467)
Net Assets Applicable to Common Shareholders
Beginning of period	238,702,563	240,565,030
End of Period (Including accumulated undistributed net investment income of $1,883,254 and $1,911,401, respectively)	$236,563,250	$238,702,563

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements April 30, 2005 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Quality Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 3, 1993 and commenced operations on September 29, 1993.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements April 30, 2005 (unaudited) continued

D.   Federal Income Tax Policy — It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust's weekly total net assets including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Trust's weekly total net assets including preferred shares.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2005, aggregated $16,311,377 and $21,663,157, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Trust's transfer agent. At April 30, 2005, the Trust had transfer agent fees and expenses payable of approximately $3,100.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended April 30, 2005, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,965. At April 30, 2005, the Trust had an accrued pension liability of $50,958 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements April 30, 2005 (unaudited) continued

Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5, Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

SERIES	SHARES*	AMOUNT IN THOUSANDS*	RATE*	RESET DATE	RANGE OF DIVIDEND RATES**
1	340	$17,000	2.53%	05/03/05	1.50 – 2.53%
2	300	15,000	1.54	09/07/05	1.54
3	300	15,000	1.20	06/30/05	1.20
4	600	30,000	1.59	01/10/06	1.59
5	400	20,000	2.25	07/11/06	2.25

*	As of April 30, 2005.
**	For the six months ended April 30, 2005.

Subsequent to April 30, 2005 and up through June 3, 2005, the Trust paid dividends to Series 1 through 5 at rates ranging from 1.20% to 2.85%, in the aggregate amount of $251,936.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements April 30, 2005 (unaudited) continued

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE
Balance, October 31, 2003	15,444,358	$154,444	$226,974,222
Treasury shares purchased and retired (weighted average discount 10.61%)*	(554,100)	(5,541)	(7,778,311)
Balance, October 31, 2004	14,890,258	148,903	219,195,911
Treasury shares purchased and retired (weighted average discount 11.54%)*	(261,005)	(2,610)	(3,701,604)
Balance, April 30, 2005	14,629,253	$146,293	$215,494,307

*	The Trustees have voted to retire the shares purchased.

6.   Dividends to Common Shareholders

On March 29, 2005, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.07	May 6, 2005	May 20, 2005
$0.07	June 3, 2005	June 17, 2005

7.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8.   Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements April 30, 2005 (unaudited) continued

9.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2004, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable.

Morgan Stanley Quality Municipal Securities

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2005		FOR THE YEAR ENDED OCTOBER 31,
			2004		2003		2002		2001		2000
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$16.03		$15.58		$15.42		$15.19		$14.28		$13.45
Income from investment operations:
Net investment income*	0.47		0.94		0.97		0.99		0.99		0.97
Net realized and unrealized gain	0.13		0.43		0.12		0.15		0.83		0.81
Common share equivalent of dividends paid to preferred shareholders*	(0.06)		(0.11)		(0.11)		(0.13)		(0.20)		(0.22)
Total income from investment operations	0.54		1.26		0.98		1.01		1.62		1.56
Less dividends and distributions from:
Net investment income	(0.42)		(0.87)	††	(0.87)		(0.82)		(0.75)		(0.81)
Net realized gain	(0.01)		—		—		—		—		—
Total dividends and distributions	(0.43)		(0.87)	††	(0.87)		(0.82)		(0.75)		(0.81)
Anti-dilutive effect of acquiring treasury shares*	0.03		0.06		0.05		0.04		0.04		0.08
Net asset value, end of period	$16.17		$16.03		$15.58		$15.42		$15.19		$14.28
Market value, end of period	$14.12		$14.35		$14.09		$13.75		$13.62		$12.125
Total Return†	1.45	%(1)	8.31%		9.05%		7.09%		18.82%		7.40%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)	0.81	%(2)	0.83	%(3)	0.80	%(3)	0.76	%(3)	0.74	%(3)	0.77	%(3)
Net investment income before preferred stock dividends	5.96	%(2)	6.01%		6.21%		6.52%		6.65%		7.09%
Preferred stock dividends	0.70	%(2)	0.68%		0.71%		0.86%		1.34%		1.62%
Net investment income available to common shareholders	5.26	%(2)	5.33%		5.50%		5.66%		5.31%		5.47%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$236,563		$238,703		$240,565		$245,778		$249,343		$240,822
Asset coverage on preferred shares at end of period	343%		346%		348%		353%		356%		348%
Portfolio turnover rate	5	%(1)	33%		36%		18%		16%		5%

*	The per share amounts were computed using an average number of common shares outstanding during the period.
†	Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
††	Includes a long-term capital gain distribution of less than $0.005.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.

See Notes to Financial Statements

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

© 2005 Morgan Stanley

38579RPT-RA05-00475P-Y04/05	MORGAN STANLEY FUNDS
Morgan Stanley Quality Municipal Securities Semiannual Report April 30, 2005

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31,
2005.

Item 9. Closed-End Fund Repurchases



                    REGISTRANT PURCHASE OF EQUITY SECURITIES
----------------------------- --------------- -------------------- --------------------- --------------------

Period                        (a) Total       (b) Average Price    (c) Total Number of   (d) Maximum Number
                              Number of       Paid per Share (or   Shares (or Units)     (or Approximate
                              Shares (or      Unit)                Purchased as Part     Dollar Value) of
                              Units)                               of Publicly           Shares (or Units)
                              Purchased                            Announced Plans or    that May Yet Be
                                                                   Programs              Purchased Under
                                                                                         the Plans or
                                                                                         Programs
----------------------------- --------------- -------------------- --------------------- --------------------
November 1, 2004 --
November 30, 2004                     27,000             $14.0631          N/A                   N/A
----------------------------- --------------- -------------------- --------------------- --------------------
December 1, 2004 --
December 31, 2004                     22,800             $13.9894          N/A                   N/A
----------------------------- --------------- -------------------- --------------------- --------------------
January 1, 2005 --
January 31, 2005                      48,500             $14.2007          N/A                   N/A
----------------------------- --------------- -------------------- --------------------- --------------------
February 1, 2005 --
February 28, 2005                     70,100             $14.5046          N/A                   N/A
----------------------------- --------------- -------------------- --------------------- --------------------
March 1, 2005 --
March 31, 2005                        56,505             $14.0994          N/A                   N/A
----------------------------- --------------- -------------------- --------------------- --------------------
April 1, 2005 --
April 30, 2005                        36,100             $13.9434          N/A                   N/A
----------------------------- --------------- -------------------- --------------------- --------------------
Total                                261,005             $14.1334          N/A                   N/A
----------------------------- --------------- -------------------- --------------------- --------------------


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

                                       2

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       3

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005

                                       4

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Quality
     Municipal Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       5

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 16, 2005

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       6

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Quality
     Municipal Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       7

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 16, 2005

                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial  Officer

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Quality Municipal Securities

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 16, 2005                                  /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Quality Municipal Securities and will be retained by
Morgan Stanley Quality Municipal Securities and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       9

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Quality Municipal Securities

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 16, 2005                                  /s/ Francis Smith
                                                     ----------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Quality Municipal Securities and will be retained by
Morgan Stanley Quality Municipal Securities and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       10